Revenues - Additional Information (Details) $ in Millions	12 Months Ended
Jun. 30, 2024 USD ($)
Disaggregation of Revenue [Line Items]
Revenue from performance obligation	$ 435
Revenue from remaining performance obligation	1,409
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01
Disaggregation of Revenue [Line Items]
Revenue from remaining performance obligation	$ 507
Expected timing of satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01
Disaggregation of Revenue [Line Items]
Revenue from remaining performance obligation	$ 331
Expected timing of satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Disaggregation of Revenue [Line Items]
Revenue from remaining performance obligation	$ 222
Expected timing of satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-07-01
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction